CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	2026	2025	2024
	US$	US$	US$
Cash at bank and on hand	35,244,220	54,814,125	33,157,356

Reconciliation of loss before income tax to net cash flows from operations
Loss for the year	(66,767,762)	(35,348,675)	(21,843,646)
Adjustment for non-cash income and expense items
Share-based payments expense	9,166,334	9,568,191	3,791,541
Non-cash expenses settled with share issuance	5,230,000	-	-
Amortization of right-of-use assets	771,147	793,981	521,099
Amortization of intangibles	1,300,546	768,128	-
Depreciation of property, plant and equipment	2,278,003	716,147	124,752
Net foreign exchange (gain)/loss	3,153,479	(1,347,413)	48,588
Loss on disposal of property, plant and equipment	50,572	260,569	16,353
Impairment loss	-	-	198,750
Changes in assets and liabilities
Inventory	(1,149,702)	-	-
Receivables and prepayments	(282,576)	1,121,984	(2,073,615)
Payables and provisions	1,295,297	1,669,403	609,115
Net cash outflow from operating activities	(44,954,662)	(21,797,685)	(18,607,063)